Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Preferred Stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred Stock, shares authorized	100,000.0	100,000.0
Preferred Stock, shares issued	0	0
Preferred Stock, shares outstanding	0	0
Common Stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common Stock, shares authorized	3,200,000,000	3,200,000,000
Common Stock, shares issued	1,699,000,000	1,691,000,000
Common Stock, shares outstanding	1,101,000,000	1,140,000,000
2014	597,000,000	550,000,000
Shares held in trust: 1 share at December 31, 2015 and 2014	1,000,000	1,000,000